Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Taxes
Schedule of components of income taxes

Skr mn	2020	2019	2018
Income tax
Adjustment previous year	-4	2	-1
Current tax	-266	-570	-448
Deferred tax	0	291	245
Total income tax	-270	-277	-204

Schedule of income tax related to other comprehensive income

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Current tax	—	2	6
Deferred tax	—	—	—
Tax on items not to be reclassified to profit or loss
Current tax	-1	-5	-82
Deferred tax	-4	1	10
Income tax related to other comprehensive income	-5	-2	-66

Schedule of reconciliation of effective tax rate

Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	21.4	21.4	22.0
Profit before taxes	1,238	1,304	852
National tax based on profit before taxes	-265	-279	-187
Tax effects of:
Non-taxable income	0	9	0
Non-deductible expenses	-1	-16	-14
Imputed interest on tax allocation reserve	—	-1	-2
Tax effect of dissolution of untaxed reserves due to changed tax rate	—	8	—
Other	-4	2	-1
Total tax	-270	-277	-204
Effective tax expense (percent)	21.8	21.2	24.0

Schedule of deferred taxes

Skr mn	2020	2019
Deferred tax assets concerning:
Temporary differences, related to -pensions	15	16
Other temporary differences	—	—
Total deferred tax assets	15	16

Deferred tax liabilities concerning:
Untaxed reserves	—	—
Total deferred tax liabilities	—	—
Net deferred tax liabilities (-) / tax assets (+)	15	16

Schedule of changes in deferred taxes

Skr mn	2020	2019
Opening balance	16	-276
Change through profit or loss	0	291
Change in other comprehensive income	-1	1
Closing balance	15	16